Post-employment benefits for associates - Sensitivity analysis (Details) $ in Millions	Dec. 31, 2022 USD ($)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	$ (22)
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	23
Life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	14
Rate of pension increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	6
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	(3)
Interest on savings account
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	2
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	(3)
Rate of salary increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	3
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	$ (3)